Document and Entity Information	Nov. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2022
Entity File Number	000-30707
Entity Registrant Name	FIRST NORTHERN COMMUNITY BANCORP
Entity Central Index Key	0001114927
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	68-0450397
Entity Address, Address Line One	195 North First Street, PO Box 547
Entity Address, City or Town	Dixon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95620
City Area Code	707
Local Phone Number	678-3041
Title of 12(b) Security	Common
Trading Symbol	FNRN
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false